Consolidated Statement of Changes in Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2008	$ (16,165)	$ 3			$ (16,168)
Balance (in shares) at Dec. 31, 2008		16,457,260
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	53	1	52
Exercise of stock options (in shares)		704,625
Stock-based compensation expense	212		212
Accretion of dividends on redeemable convertible preferred stock	(1,793)		(251)		(1,542)
Accretion of issuance costs on redeemable convertible preferred stock	(13)				(13)
Issuance of common stock from initial public offering, net of issuance costs	15,920
Net loss	(7,550)				(7,550)
Balance at Dec. 31, 2009	(25,256)	17			(25,273)
Balance (in shares) at Dec. 31, 2009		17,161,885
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	127	1	126
Exercise of stock options (in shares)		1,098,241
Stock-based compensation expense	412		412
Accretion of dividends on redeemable convertible preferred stock	(2,933)		(538)		(2,395)
Accretion of issuance costs on redeemable convertible preferred stock	(27)				(27)
Issuance of common stock from initial public offering, net of issuance costs	27,460
Net loss	(7,121)				(7,121)
Foreign currency translation adjustments	(11)			(11)
Balance at Dec. 31, 2010	(40,314)	16		(11)	(40,319)
Balance (in shares) at Dec. 31, 2010	16,258,297	16,258,297
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	166		166
Exercise of stock options (in shares)		581,090
Stock-based compensation expense	1,832		1,832
Accretion of dividends on redeemable convertible preferred stock	(5,022)		(2,073)		(2,949)
Accretion of issuance costs on redeemable convertible preferred stock	(31)				(31)
Net loss	(287)				(287)
Foreign currency translation adjustments	(14)			(14)
Balance at Dec. 31, 2011	(44,421)	17		(25)	(44,413)
Balance (in shares) at Dec. 31, 2011	18,011,035	18,011,035
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	232		232
Exercise of stock options (in shares)		558,709
Stock-based compensation expense	2,047		2,047
Accretion of dividends on redeemable convertible preferred stock	(1,328)		(1,136)		(192)
Accretion of issuance costs on redeemable convertible preferred stock	(6)				(6)
Conversion of redeemable convertible preferred stock to common stock	78,003	48	77,955
Conversion of redeemable convertible preferred stock to common stock (in shares)		47,679,003
Conversion of Series B warrant to common stock warrant	1,017		1,017
Issuance of common stock from initial public offering, net of issuance costs	115,079	10	115,069
Issuance of common stock from initial public offering, net of issuance costs (in shares)		9,873,270
Net loss	(6,210)				(6,210)
Foreign currency translation adjustments	(34)			(34)
Balance at Jun. 30, 2012	$ 144,379	$ 75	$ 195,184	$ (59)	$ (50,821)
Balance (in shares) at Jun. 30, 2012	76,122,017	76,122,017